SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Description
Balance at beginning of year	$ 3,921	$ 2,217	$ 3,268
Additions (reductions) charged (credited) to expense	10,320	11,325	9,455
Deductions	10,059	9,621	10,506
Balance at End of Year	4,182	3,921	2,217
Reserve for bad debts
Description
Balance at beginning of year	998	1,121	1,738
Additions (reductions) charged (credited) to expense	511	(186)	(45)
Deductions	47	(63)	572
Balance at End of Year	1,462	998	1,121
Reserve for cash discounts
Description
Balance at beginning of year	733	410	618
Additions (reductions) charged (credited) to expense	9,959	10,007	9,726
Deductions	10,012	9,684	9,934
Balance at End of Year	680	733	410
Deferred tax asset valuation
Description
Balance at beginning of year	2,190	686	912
Additions (reductions) charged (credited) to expense	(150)	1,504	(226)
Balance at End of Year	$ 2,040	$ 2,190	$ 686